TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
17.	TRADE AND OTHER RECEIVABLES

	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Trade receivables, net of impairment losses	21,318	17,242
Prepayments	807	891
Contract assets	1,894	2,107
Value added tax	63	-
Finance lease receivables	359	500

	24,441	20,740

Trade receivables are shown net of an impairment losses provision of US$4,202,000 (2017: US$3,590,000) (see Note 28). Prepayments are shown net of impairment of US$1,608,000 (2017: US$1,651,000) (see Note 6).

Contract assets have decreased compared to the prior year as the Group shipped less product to customers with cost per test contracts in the last month of the year.

Leases as lessor

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum finance lease receivables with non-cancellable terms are as follows:

	December 31, 2018 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	617	258	359
Between one and five years (Note 15)	888	412	476

	1,505	670	835

	December 31, 2017 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	860	360	500
Between one and five years (Note 15)	1,204	519	685

	2,064	879	1,185

The Group classified future minimum lease receivables between one and five years of US$476,000 (2017: US$685,000) as Other Assets, see Note 15. Under the terms of the lease arrangements, no contingent rents are receivable.

 (ii) Operating lease commitments – Group as lessor

The Group leases instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2018 US$‘000
	Instruments	Total
Less than one year	3,498	3,498
Between one and five years	32	32

	3,530	3,530

	December 31, 2017 US$‘000
	Instruments	Total
Less than one year	3,959	3,959
Between one and five years	90	90

	4,049	4,049